Description of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2023
Description of significant accounting policies
Basis of presentation	Basis of presentation
As a result of the reorganization described below, these consolidated financial statements have been presented for all periods as if the Company was the holding company of the Group Response.
The Company became the holding company of the Group Response in March 2023 through a business combination (note 1.2) and as a result Emergência Participações S.A. (predecessor entity) became a wholly owned subsidiary of Ambipar Emergency Response.
These transactions are being accounted for on the predecessor values basis as common control transactions, based on the predecessor values recognized by the Company in its consolidated financial statements from the dates that it obtained control of the Group Response.
Upon conclusion of the business combination, the results of operations of the Group were included in the consolidated financial statements of the Company as if the Company had always owned the Group Response.
The Consolidated Financial Statements are expressed in thousands of Reais ("R$"), and the reporting of amounts in other currencies, when needed, is also expressed in thousands, unless otherwise indicated.
The preparation of the Consolidated Financial Statements requires Management to make judgments, use estimates and adopt assumptions that affect the amounts presented for revenues, expenses, assets and liabilities, including contingent liabilities. However, uncertainty relating to these judgments, assumptions and estimates could lead to results that require a significant adjustment to the book value of certain assets and liabilities in future years.
Ambipar Emergency Response’s Management states and confirms that all relevant information for the Consolidated Financial Statements is being evidenced and corresponds to the one used by Management in the administration.
The Consolidated Financial Statements have been prepared on the historical cost’s basis, except certain financial assets and liabilities that measured at their fair value.
The Ambipar Emergency Response’s businesses included in these Consolidated Financial Statements are not generated as a single legal entity. These Consolidated Financial Statements are, therefore, not necessarily indicative of performance, cash flows obtained, and possessing actual equity and financial situation, as if this Ambipar Emergency Response had operated in a single legal entity during the years, or indicative of future results.
The Consolidated Financial Statements have been prepared on a going concern basis, which assumes that the Ambipar Emergency Response will be able to discharge its liabilities.

Basis of consolidation	Basis of consolidation
These Consolidated Financial Statements include the results of the Company and all its subsidiaries undertakings made up to the same accounting date. All intra-Group balances, transactions, income and expenses are eliminated in full on consolidation. The results of subsidiary undertakings acquired or disposed of during the period are included or excluded from the consolidated income statement from the effective date of acquisition or disposal.

New or revised pronouncements applied for the first time in 2023	New or revised pronouncements applied for the first time in 2023
The new IFRS standards will only be applied in Brazil after the issuance of the respective standards in Portuguese by the Accounting Pronouncements Committee and approval by the Federal Accounting Council.
a)    Amendment to IFRS 17 Insurance Contracts;
IFRS 17 was issued by the IASB in 2017 and replaces IFRS 4 for the reporting period beginning on or after January 1, 2023.
IFRS 17 introduces an internationally consistent approach to the accounting of insurance contracts. Prior to IFRS 17, there was significant diversity around the world in relation to the accounting and disclosure of insurance contracts.
Given that IFRS 17 applies to all insurance contracts issued by an entity (with limited scope exclusions), its adoption may have an effect on non-insurers, such as the Company. The Company carried out an assessment of its contracts and operations and concluded that the adoption of IFRS 17 had no effect on its consolidated annual financial statements.
b)    Amendment to IAS 1 Presentation of Financial Statements;
In February 2021, the IASB issued amendments to IAS 1, which aim to make accounting policy disclosures more informative by replacing the requirement to disclose "significant accounting practices" with "material accounting policies." The amendments also provide guidance on the circumstances in which accounting policy information is likely to be considered material and therefore require disclosure.
These changes have no effect on the measurement or presentation of any items in the Company's consolidated financial statements, but affect the disclosure of its accounting policies.
c)    Amendment to IAS 12 Taxes on Profit;
i.    Deferred Tax related to Assets and Liabilities arising from a Single Transaction.
In May 2021, the IASB issued amendments to IAS 12, clarifying the exemption from initial recognition for certain transactions that result in both an asset and a liability being recognised simultaneously (e.g. a lease under IFRS 16). The amendments clarify that the exemption does not apply to the initial recognition of an asset or liability that, at the time of the transaction, generates equal taxable and deductible temporary differences.
These changes had no effect on the Company's consolidated annual financial statements.
ii.    International Tax Reform – Pillar Two Model Rules
In December 2021, the Organization for Economic Co-operation and Development (OECD) released a draft legislative framework for a global minimum tax that should be used by individual jurisdictions. The objective of the framework is to reduce the shifting of profits from one jurisdiction to another in order to reduce overall tax liabilities on corporate structures. In March 2022, the OECD released detailed technical guidance on the Pillar Two rules.
Stakeholders raised concerns with the IASB about the potential implications for income tax accounting, especially deferred tax accounting, arising from the Pillar Two model rules.
The IASB issued the final Amendments to the International Tax Reform – Pillar Two Model Rules, in response to stakeholder concerns on May 23, 2023.
The amendments introduce a mandatory exception for entities to recognize and disclose information on deferred tax assets and liabilities related to the Pillar Two rules. The exception takes effect immediately and retrospectively. The amendments also provide for additional disclosure requirements with respect to an entity's exposure to Pillar Two income tax.
Management has determined that the Company is not within the scope of the OECD's Pillar Two Model Rules and the exception to the recognition and disclosure of deferred tax information.
d)    Change in IAS 8/ CPC 23 Accounting Policies, Changes in Estimates and Rectification of Errors;
The amendments to IAS 8, which added the definition of accounting estimates, clarifies that the effects of a change in information or measurement technique are changes in accounting estimates, unless they result from the correction of errors from prior periods. These changes clarify how entities distinguish between changes in accounting estimates, changes in accounting policy, and errors from prior periods.
These changes had no effect on the Company's consolidated financial statements.

New standards, revisions and interpretations issued that were not yet in force as of December 31, 2023	New standards, revisions and interpretations issued that were not yet in force as of December 31, 2023
For the following rules or changes, management has not yet determined whether there will be significant impacts on the Company's financial statements, namely:
a)    Amendments to IFRS 16 - add subsequent measurement requirements for sale and leaseback transactions, which satisfy the requirements of IFRS 15 - effective for periods beginning on or after January 1, 2024;
b)    Changes to IAS 1 - clarifies aspects to be considered for the classification of liabilities as current and non-current - effective for periods starting on or after January 1, 2024;
c)    Changes to IAS 1 – clarifies that only covenants to be fulfilled on or before the end of the reporting period, affect the entity's right to postpone the settlement of a liability for at least 12 months after the reporting date - effective for periods beginning on or after January 1, 2024;
d)    Changes to IAS 7 and IFRS 7 – clarifies entity must disclose supplier financing arrangements, with information that allows users of the financial statements to assess the effects of these arrangements on the entity's liabilities and cash flows - effective for periods beginning on or after January 1, 2024;
e)    Amendments to IAS 21 - require the disclosure of information that allows users of the financial statements to understand the impact of a currency not being exchangeable - effective for periods beginning on or after January 1, 2025;
f)    Issuance of the first sustainability disclosure standards by the International Sustainability Standards Board (ISSB), IFRS S1 and S2 – IFRS S1 establishes the main contents required for a complete set of financial disclosures related to sustainability and requires the entity to disclose information about all risks and opportunities related to sustainability, which can probably be expected and may affect the entity's prospects. This effect on the entity's prospects refers to its cash flow, its access to financing or cost of capital in the short, medium or long term. IFRS S2 requires an entity to report its exposure to climate-related risks and opportunities. Both S1 and S2 are in the process of translation and subsequent public consultation, by the Brazilian Committee of Sustainability Pronouncements (CBPS). It is expected that the appropriate final version of the standards for the Brazilian market will occur in 2024, since the CVM has already spoken out through CVM Resolution 59, encouraging companies to adopt the standards from 2025 or earlier, in order to voluntary, in 2024.
The Company is currently evaluating the impact of these new accounting standards and changes. The Company will assess the impact of the final amendments to IAS 1 on the classification of its liabilities as they are issued by the IASB. The Company does not believe that the amendments to IAS 1, in its current form, will have a significant impact on the classification of its liabilities, since the conversion feature on its convertible debt instruments is classified as an equity instrument and, therefore, does not affect the classification of its convertible debt as a non-current liability.
Other pronouncements and interpretations
There are no other rules, changes in rules and interpretations that are not in force that the Company and its subsidiaries expect to have a material impact resulting from their application in their individual and consolidated financial statements.